RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Disclosure of receivables and prepaid expenses [Table Text Block]
Receivables and Prepaid Expenses As at	December 31, 2021	December 31, 2020	January 1, 2020
Receivables	$37,202	$32,094	$85,907
Prepaid expenses	684,354	631,491	460,207
Total Receivables and Prepaid Expenses	$721,556	$663,585	$546,114

Disclosure of long-term deposits [Table Text Block]
Long-Term Deposits As at	December 31, 2021	December 31, 2020	January 1, 2020
Long-term security deposit*	$33,294	$23,723	$16,262
Total Long-Term Deposits	$33,294	$23,723	$16,262

*Long-term security deposit is related to the head-office lease, Boise office lease, utility, equipment rental, and the campground lease security deposits.

Disclosure of loan receivable [Table Text Block]

Loan receivable
Balance, January 1, 2020	$-
Loan receivable	140,000
Principal payments	-
Balance, December 31, 2020	$140,000
Loan receivable - addition	35,000
Principal payments	(7,562)
Balance, December 31, 2021	$167,438

	December 31, 2021	December 31, 2020
Current portion	$47,830	$24,752
Non-current portion	119,608	115,248